Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates

The sources of income (loss) before taxes and equity in income (loss) of unconsolidated subsidiaries and affiliates for the years ended December 31, 2013, 2012, and 2011 are as follows:

	2013	2012	2011
	(in millions)
Parent country source	$14	$(1,036)	$(627)
Foreign sources	1,360	2,383	1,807

Income (loss) before taxes and equity in income (loss) of unconsolidated subsidiaries and affiliates	$1,374	$1,347	$1,180

Income Taxes - Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2013, 2012, and 2011 consisted of the following:

	2013	2012	2011
	(in millions)
Current income taxes	$755	$579	$474
Deferred income taxes	(84)	(15)	178

Total income tax provision	$671	$564	$652

Income Taxes - Reconciliation of Statutory and Effective Income Tax Rate

A reconciliation of CNH Industrial’s statutory and effective income tax rate for the years ended December 31, 2013, 2012, and 2011 is as follows:

	2013	2012	2011
	(in percentages)
Tax provision at the parent statutory rate	23%	28%	28%
Foreign income taxed at different rates	11	6	7
Change in valuation allowance	13	4	18
Italian IRAP Taxes	2	3	4
Tax contingencies	3	9	(1)
Tax credits and incentives	(7)	(10)	(5)
Other	4	2	4

Total income tax provision	49%	42%	55%

Components of Net deferred Tax Assets

The components of net deferred tax assets as of December 31, 2013 and 2012 are as follows:

	2013	2012
	(in millions)
Deferred tax assets:
Inventories	$237	$181
Warranty and campaigns	218	181
Allowance for credit losses	228	211
Marketing and sales incentive programs	405	358
Other risk and future charges reserve	179	153
Pension, postretirement and post-employment benefits	587	539
Research and development costs	440	348
Other reserves	444	397
Tax loss carry forwards	647	759
Less: Valuation allowances	(1,432)	(1,290)

Total deferred tax assets	$1,953	$1,837

Deferred tax liabilities:
Property, plant and equipment	138	143
Inventories	134	104
Measurement of derivative financial instruments	57	-
Other	330	271

Total deferred tax liabilities	659	518

Net deferred tax assets	$1,294	$1,319

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2013 and 2012 as follows:

	2013	2012
	(in millions)
Deferred tax assets	$1,679	$1,529
Deferred tax liabilities	(385)	(210)

Net deferred tax assets	$1,294	$1,319

Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies

A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2013	2012
	(in millions)
Balance, beginning of year	$383	$305
Additions based on tax positions related to the current year	95	72
Additions for tax positions of prior years	171	117
Reductions for tax positions of prior years	(73)	(81)
Reductions for tax positions as a result of lapse of statute	(12)	(4)
Settlements	(9)	(26)

Balance, end of year	$555	$383